UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC           November 14, 2012
   -----------------------            -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          110
                                         -----------

Form 13F Information Table Value Total:  $   143,348
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corp.                           COM      30231G102       7,904      86,433 SH       SOLE                     SOLE
Pepsi Co                                    COM      713448108       6,301      89,033 SH       SOLE                     SOLE
General Electric Co.                        COM      369604103       5,133     226,046 SH       SOLE                     SOLE
Abbott Laboratories                         COM      002824100       4,530      22,319 SH       SOLE                     SOLE
Berkshire Hathaway B                        COM      084670702       4,526      51,310 SH       SOLE                     SOLE
Intel Corp                                  COM      458140100       4,066     179,456 SH       SOLE                     SOLE
Wal-Mart Stores Inc                         COM      931142103       3,710      50,266 SH       SOLE                     SOLE
Johnson & Johnson                           COM      478160104       3,492      50,674 SH       SOLE                     SOLE
Procter & Gamble                            COM      742718109       3,217      46,375 SH       SOLE                     SOLE
Lowes Companies Inc                         COM      548661107       3,078     101,791 SH       SOLE                     SOLE
Microsoft Corp                              COM      594918104       3,056      19,515 SH       SOLE                     SOLE
Cisco Systems Inc                           COM      17275R102       3,048     159,627 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                    COM      464287234       3,023      73,162 SH       SOLE                     SOLE
Sysco Corp                                  COM      871829107       2,654      84,876 SH       SOLE                     SOLE
McDonalds Corp                              COM      580135101       2,589      28,221 SH       SOLE                     SOLE
Walt Disney Co                              COM      254687106       2,558      48,929 SH       SOLE                     SOLE
Streettracks Gold TRUST                     COM      78463V107       2,548      14,825 SH       SOLE                     SOLE
Apple Computer Inc                          COM      037833100       2,490       3,733 SH       SOLE                     SOLE
Automatic Data Processing                   COM      053015103       2,360      40,229 SH       SOLE                     SOLE
Qualcomm Inc                                COM      747525103       2,350      37,618 SH       SOLE                     SOLE
Emerson Electric                            COM      291011104       2,323      48,132 SH       SOLE                     SOLE
Wells Fargo & Co New                        COM      949746101       2,318      67,118 SH       SOLE                     SOLE
General Mills Inc                           COM      370334104       2,256      56,603 SH       SOLE                     SOLE
Baxter International Inc                    COM      071813109       2,217      36,789 SH       SOLE                     SOLE
Stryker                                     COM      863667101       2,145      38,541 SH       SOLE                     SOLE
Intl Business Machines                      COM      459200101       2,017       9,722 SH       SOLE                     SOLE
Pimco Low Duration Fund                     COM      693390304       1,926     180,701 SH       SOLE                     SOLE
Sigma Aldrich Corp                          COM      826552101       1,835      25,499 SH       SOLE                     SOLE
Lincoln National Corp                       COM      534187109       1,740      71,936 SH       SOLE                     SOLE
Deere & Co                                  COM      244199105       1,696      20,560 SH       SOLE                     SOLE
Conoco-Phillips                             COM      20825C104       1,625      28,411 SH       SOLE                     SOLE
E M C Corp Mass                             COM      268648102       1,515      55,554 SH       SOLE                     SOLE
iShares GS$ Investor Corp                   COM      464287242       1,498      12,300 SH       SOLE                     SOLE
Tractor Supply Company                      COM      892356106       1,448      14,644 SH       SOLE                     SOLE
Corning Inc                                 COM      219350105       1,339     101,855 SH       SOLE                     SOLE
Amgen, Inc.                                 COM      031162100       1,308      15,514 SH       SOLE                     SOLE
Blackrock Global Energy                     COM      09250U101       1,259      49,310 SH       SOLE                     SOLE
Cf Industries Holdings                      COM      125269100       1,256       5,650 SH       SOLE                     SOLE
Cullen Frost Bankers                        COM      229899109       1,240      21,600 SH       SOLE                     SOLE
Unitedhealth Group Inc                      COM      91324P102       1,195      21,568 SH       SOLE                     SOLE
iShares Barclay Tips                        COM      464287176       1,072       8,802 SH       SOLE                     SOLE
Pfizer Incorporated                         COM      717081103       1,068      42,970 SH       SOLE                     SOLE
Oracle Corporation                          COM      68389X105       1,050      33,390 SH       SOLE                     SOLE
Duke Energy Corporation                     COM      26441C204       1,029      15,887 SH       SOLE                     SOLE
BB&T Corporation                            COM      054937107         918      27,695 SH       SOLE                     SOLE
Calvert Fds Short Duration Inc              COM      13161T104         895      54,482 SH       SOLE                     SOLE
Vanguard Emerging Markets                   COM      922042858         890      21,343 SH       SOLE                     SOLE
Celgene Corp                                COM      151020104         815      10,669 SH       SOLE                     SOLE
Nike Inc Class B                            COM      654106103         786       8,286 SH       SOLE                     SOLE
Target Corporation                          COM      87612E106         779      12,280 SH       SOLE                     SOLE
iShares Russell Midcap Index Fund           COM      464287499         775       7,000 SH       SOLE                     SOLE
Autodesk Inc                                COM      052769106         771      23,108 SH       SOLE                     SOLE
Costco Whsl Corp New                        COM      22160K105         756       7,546 SH       SOLE                     SOLE
Coach Inc                                   COM      189754104         751      13,412 SH       SOLE                     SOLE
Bed Bath & Beyond                           COM      075896100         736      11,681 SH       SOLE                     SOLE
Adobe Systems Inc                           COM      00724F101         729      22,481 SH       SOLE                     SOLE
Nordstrom Inc                               COM      655664Amz         729      13,214 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  COM      911312106         698       3,757 SH       SOLE                     SOLE
Lauder Estee Cos Inc Cl A                   COM      518439104         698      11,333 SH       SOLE                     SOLE
Crown Castle International Cor              COM      228227104         696      10,851 SH       SOLE                     SOLE
ChevronTexaco Corp.                         COM      166764100         679       5,829 SH       SOLE                     SOLE
Exelon Corporation                          COM      30161N101         678      19,064 SH       SOLE                     SOLE
Darden Restaurants Inc                      COM      237194105         636      11,405 SH       SOLE                     SOLE
Colgate-Palmolive Co                        COM      194162103         616       5,746 SH       SOLE                     SOLE
Vanguard High Yield Corp                    COM      922031208         610     101,408 SH       SOLE                     SOLE
Verizon Communications                      COM      92343V104         603      13,242 SH       SOLE                     SOLE
Freeport Mcmorn Cp&Gld B                    COM      35671D857         603      15,234 SH       SOLE                     SOLE
Whole Foods Market Inc                      COM      966837106         585       6,005 SH       SOLE                     SOLE
Nuveen Qual Pfd Inc Fd                      COM      67072C105         584      61,395 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd ETF                 COM      464288646         583       5,516 SH       SOLE                     SOLE
J P Morgan Chase & Co                       COM      46625H100         582      14,378 SH       SOLE                     SOLE
Swiss Helvetia Fund                         COM      870875101         552      51,296 SH       SOLE                     SOLE
Google Inc Class A                          COM      38259P508         546         724 SH       SOLE                     SOLE
Heinz H J Co Com                            COM      423074103         546       9,760 SH       SOLE                     SOLE
Vanguard Corp Bond Etf                      COM      92206C409         538       6,700 SH       SOLE                     SOLE
iShares Russell 2000                        COM      464287655         513       6,153 SH       SOLE                     SOLE
3M Company                                  COM      88579Y101         504       5,452 SH       SOLE                     SOLE
Pimco Exch Traded Fund                      COM      72201R833         503       4,960 SH       SOLE                     SOLE
Kimberly-Clark Corp                         COM      494368103         469       5,466 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                    COM      345395206         445      17,395 SH       SOLE                     SOLE
Proshares Ult Vix St Futures E              COM      74347W411         433      14,000 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                    COM      922042775         427       9,950 SH       SOLE                     SOLE
Partnerre Ltd                               COM      G6852T204         412      16,285 SH       SOLE                     SOLE
iShares MSCI EAFE Fd                        COM      464287465         403       7,611 SH       SOLE                     SOLE
iShares Lehman 20 yr Trea                   COM      464287432         384       3,090 SH       SOLE                     SOLE
Clorox Company                              COM      189054109         362       5,031 SH       SOLE                     SOLE
Streettracks Series Trust SPDR              COM      78464A722         350       5,858 SH       SOLE                     SOLE
Scana Corporation New                       COM      80589M102         333       6,904 SH       SOLE                     SOLE
Philip Morris Intl                          COM      718172109         312       3,464 SH       SOLE                     SOLE
United Technologies                         COM      913017109         304       3,881 SH       SOLE                     SOLE
iShares CEF Real Estate                     COM      464287739         296       4,605 SH       SOLE                     SOLE
Ivy Small Cap Growth                        COM      466000809         295      17,420 SH       SOLE                     SOLE
General Elec Cap Corp                       PFD      369622519         275      10,525 SH       SOLE                     SOLE
Home Depot Inc                              COM      437076102         267       4,421 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              COM      464287226         266       2,364 SH       SOLE                     SOLE
Clough Global Oppty Fd                      COM      18914E106         258      22,050 SH       SOLE                     SOLE
Omnicom Group Inc                           COM      681919106         258       5,000 SH       SOLE                     SOLE
AT&T                                        COM      00206R102         238       6,308 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              COM      921937819         237       2,630 SH       SOLE                     SOLE
American International Group, Inc.          COM      26874784          236       7,207 SH       SOLE                     SOLE
Altria Group Inc                            COM      02209S103         236       7,056 SH       SOLE                     SOLE
Western Asset Claymore                      COM      95766R104         233      17,300 SH       SOLE                     SOLE
Kraft Foods Inc                             COM      50075N104         230       5,557 SH       SOLE                     SOLE
iShares Cohen & Steer                       COM      464287564         226       2,900 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     COM      464288638         222       1,992 SH       SOLE                     SOLE
Unilever N V Ny Shs Newf                    COM      904784709         220       6,200 SH       SOLE                     SOLE
Franklin Street Ppty Cp                     COM      35471R106         215      19,396 SH       SOLE                     SOLE
Vanguard European VIPERS ETF                COM      922042874         208       4,598 SH       SOLE                     SOLE
Magellan Midstream Partne                   COM      962941109         201       2,300 SH       SOLE                     SOLE
Dominion Resources Inc VA New               COM      25746U109         200       3,782 SH       SOLE                     SOLE